Leases - Schedule of Carrying Amount of Right-of-Use Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amount of Right-of-Use Assets [Line Items]
Balance beginning	$ 743,807	$ 589,721	$ 589,721	$ 778,414
Additions				419,394
Remeasurement on lease modifications			884,288	134,429
Depreciation charge	(363,611)	(358,474)	(712,003)	(743,956)	$ (871,157)
Exchange realignment			(18,199)	1,440
Balance ending	890,343		743,807	589,721	778,414
Office premises [Member]
Schedule of Carrying Amount of Right-of-Use Assets [Line Items]
Balance beginning	738,556	583,078	583,078	775,876
Additions				412,276
Remeasurement on lease modifications			884,288	134,429
Depreciation charge			(710,579)	(740,950)
Exchange realignment			(18,231)	1,447
Balance ending			738,556	583,078	775,876
Office equipment [Member]
Schedule of Carrying Amount of Right-of-Use Assets [Line Items]
Balance beginning	$ 5,251	$ 6,643	6,643	2,538
Additions				7,118
Remeasurement on lease modifications
Depreciation charge			(1,424)	(3,006)
Exchange realignment			32	(7)
Balance ending			$ 5,251	$ 6,643	$ 2,538